Total
IQ Candriam U.S. Mid Cap Equity ETF
IQ Candriam U.S. Mid Cap Equity ETF
Investment Objective
The IQ Candriam U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Candriam U.S. Mid Cap Equity Index (the “Underlying Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ Candriam U.S. Mid Cap Equity ETF IQ Candriam U.S. Mid Cap Equity ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Candriam U.S. Mid Cap Equity ETF IQ Candriam U.S. Mid Cap Equity ETF
Management Fee	0.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%
Expense Waiver/Reimbursement	0.04%	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.15%
[1]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.15% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ Candriam U.S. Mid Cap Equity ETF | IQ Candriam U.S. Mid Cap Equity ETF | USD ($)	15	48	85	192

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”) with Candriam (“Candriam”) acting as index consultant to IndexIQ. In its role as index consultant, Candriam assists IndexIQ with the development, calculation and maintenance of the Underlying Index, including the ESG security selection process for the Underlying Index. The Underlying Index is designed to deliver exposure to equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market-capitalization weighting methodology. As of June 30, 2023, the market capitalization range of the Underlying Index was approximately $2.56 billion to $26.53 billion. The Fund will be concentrated in an industry or group of industries to the extent the Underlying Index is concentrated in an industry or group of industries. As of June 30, 2023, the primary sectors within the Underlying Index were consumer discretionary, industrials and information technology.
The first step in the ESG security selection process scores companies on stakeholder criteria and an issuer’s exposure to global sustainability trends. Companies are scored relative to other companies within the same industry. The stakeholder criteria are:
•
Treatment of customers, including advertising practices, after sales service and support, and anti-competitive behaviors.

•
Treatment of employees, including working conditions, employee retention, gender equality, training and career opportunities.

•
Environmental initiatives and compliance with new environmental legislation.

•
Supplier standards and oversight, including supplier adherence to fair labor standards.

•
Corporate governance, including quality of governance and ethics, adherence to accounting standards and anti-bribery efforts.

•
Societal impact and how the company is viewed by populations in the area where the company operates.

The global sustainability trends Include:
•
Climate Change: Activities related to the production of renewable energy and decarbonizing business activities.

•
Resources and Waste: Activities related to the efficient utilization of resources, recycling, and mitigating the impact on ecosystems.

•
Digitalization and Innovation: Activities that drive higher industrial and resource efficiencies and protecting data privacy and the resilience of digital networks.

•
Health and Wellness: Activities related to providing healthy products and services, improving air quality, and investing in human capital through job creation, gender equality and decent working conditions.

•
Demographic Shifts: Activities related to providing products and services to aging populations in developed countries and supporting population growth in emerging countries through investment in infrastructure and the food supply chain.

•
This sector-specific analysis evaluates companies within the same sector each other, using criteria specific to the particular sector. Except for the excluded activities described below, the ESG security selection process seeks to maintain exposure to all industry sectors of the economy (e.g., financials, industrials, consumer discretionary, consumer staples, materials, health care, energy, utilities and information technology). The ESG selection process analyzes securities comprising approximately 95% of the market capitalization of equity securities domiciled in the United States. The companies with an overall ranking in the top 70% of the eligible universe within each industry sector based on this ESG selection process and that are part of the Solactive GBS United States 400 Index, which seeks to track the performance of the largest 400 mid-capitalization companies listed on an exchange in the U.S., are included in the Underlying Index, unless a company is excluded as a result of the second step in the ESG security selection process. The Underlying Index identifies U.S. issuers primarily based on the location the issuer’s shares are principally traded and its location of incorporation.

The second step in the ESG security selection process is an exclusionary screen based on any continued and significant non-compliance with the Principles of the United Nation’s Global Compact, which address human rights, labor, environmental, and anti-corruption matters, as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, armament, gambling, nuclear, and tobacco sectors, or that utilize animal testing or genetic modification in research and development). As a result of this second step, the companies selected for inclusion in the Underlying Index represent less than 70% of the eligible universe. As of June 30, 2023, the Underlying Index consisted of 213 component securities. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that meet the ESG selection process of the Underlying Index.
The Underlying Index is reconstituted and rebalanced quarterly.
The Fund generally will invest in all of the securities that comprise its Underlying Index in proportion to their weightings in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its assets in instruments that meet the Underlying Index’s environmental, social, and corporate governance (ESG) criteria. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in U.S. equity securities of mid-capitalization companies.

Principal Risks
Performance Information
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations and therefore does not report its performance information. The Fund’s performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.